ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Accrued cost of revenue and sales and marketing expenses	$ 761,199	$ 810,010
Accrued interest for convertible notes	3,917	4,540
Accrued office-related operating expenses	7,113	6,509
Business and other taxes payables	133,636	118,237
Other payables	173,560	177,293
Accrued payroll and welfare expenses	213,369	277,774
Payables and accruals for long-lived assets	38,473	56,874
Finance lease liabilities	$ 3,138	$ 1,516
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total Current	Total Current
Liabilities directly associated with the assets held for sale	$ 12,020	$ 0
Others	50,188	67,185
Total Current	1,396,613	1,519,938
Non-current
Finance lease liabilities	$ 11,844	$ 7,022
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total non-current	Total non-current
Others	$ 75,228	$ 69,212
Total non-current	$ 87,072	$ 76,234